Obligations under Capital Leases (Schedule of Obligations under Capital Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Computer equipment under capital leases	$ 0	$ 321
Less amounts payable within one year	0	(238)
Long-term portion	$ 0	$ 83